Accounts Receivable, Net (Details) - Schedule of Movement of Allowance of Credit Losses - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Movement of Allowance of Credit Losses [Abstract]
Balance at the beginning of the period	$ (23,064)	$ (28,594)
Reduction (addition) during the six months period	8,463	(6,459)
Foreign exchange difference	142	1,033
Balance at end of the June 30	$ (14,459)	$ (34,020)